General (Details) $ in Millions	3 Months Ended
Mar. 31, 2025 USD ($)
General [Line Items]
Percentage of net sales	12.00%
Percentage rate	6.00%
Minimum amount (in Dollars)	$ 5
Ownership percentage	74.00%
Number of operating segment	2
FIMI Opportunity Funds [Member]
General [Line Items]
Ownership percentage	38.00%